GOODWILL AND INTANGIBLE ASSETS - Schedule of Finite- Lived Assets Future Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2023	$ 13,478
2024	13,478
2025	13,358
2026	13,318
2027	13,318
Thereafter	100,292
Total future amortization expense	$ 167,242